Schedule of Investments – IQ Engender Equality ETF

July 31, 2022 (Unaudited)

	Shares	Value
Common Stocks — 99.8%
Communication Services — 8.7%
AT&T, Inc.	3,369	$63,270
Meta Platforms, Inc., Class A*	396	63,003
Omnicom Group, Inc.	1,030	71,935
Paramount Global, Class B	2,626	62,105
Spotify Technology SA*	651	73,576
Verizon Communications, Inc.	1,304	60,232
Walt Disney Co. (The)*	678	71,936

Total Communication Services		466,057

Consumer Discretionary — 9.9%
Etsy, Inc.*	926	96,045
Ford Motor Co.	5,660	83,145
General Motors Co.*	2,033	73,717
Hasbro, Inc.	809	63,684
Marriott International, Inc., Class A	439	69,722
Under Armour, Inc., Class A*	7,122	65,950
Yum China Holdings, Inc.	1,604	78,131

Total Consumer Discretionary		530,394

Consumer Staples — 9.1%
Coca-Cola Co. (The)	1,082	69,432
Colgate-Palmolive Co.	864	68,031
General Mills, Inc.	957	71,574
Hershey Co. (The)	316	72,035
J M Smucker Co. (The)	518	68,542
PepsiCo, Inc.	407	71,209
Procter & Gamble Co. (The)	478	66,399

Total Consumer Staples		487,222

Financials — 17.3%
American Express Co.	465	71,619
Bank of America Corp.	2,006	67,823
BlackRock, Inc.	109	72,941
Citigroup, Inc.	1,358	70,480
Goldman Sachs Group, Inc. (The)	224	74,679
JPMorgan Chase & Co.	563	64,948
MetLife, Inc.	1,039	65,717
Moody's Corp.	252	78,183
Principal Financial Group, Inc.	1,017	68,078
Raymond James Financial, Inc.	739	72,769
S&P Global, Inc.	202	76,140
Wells Fargo & Co.	1,697	74,447
Willis Towers Watson PLC	334	69,118

Total Financials		926,942

Health Care — 15.7%
AbbVie, Inc.	458	65,728
AmerisourceBergen Corp.	452	65,960
Amgen, Inc.	277	68,549
Biogen, Inc.*	334	71,830
BioMarin Pharmaceutical, Inc.*	885	76,154
Boston Scientific Corp.*	1,799	73,849
Bristol-Myers Squibb Co.	880	64,926
Illumina, Inc.*	339	73,454
Johnson & Johnson	376	65,620
Merck & Co., Inc.	753	67,273
Vertex Pharmaceuticals, Inc.*	255	71,505
Zoetis, Inc.	405	73,933

Total Health Care		838,781

Industrials — 11.1%
3M Co.	488	69,901
Cummins, Inc.	337	74,582
Lyft, Inc., Class A*	4,587	63,576
Nielsen Holdings PLC	2,941	70,437
Owens Corning	839	77,809
Robert Half International, Inc.	816	64,578
Sunrun, Inc.*(a)	3,023	98,822
Uber Technologies, Inc.*	3,121	73,187

Total Industrials		592,892

Information Technology — 20.2%
Accenture PLC, Class A	236	72,277
Adobe, Inc.*	175	71,771
Autodesk, Inc.*	388	83,932
Automatic Data Processing, Inc.	320	77,158
Citrix Systems, Inc.	712	72,204
Dropbox, Inc., Class A*	3,245	73,791
Intel Corp.	1,711	62,127
International Business Machines Corp.	471	61,602
Intuit, Inc.	178	81,198
Mastercard, Inc., Class A	207	73,235
Microsoft Corp.	261	73,273
PayPal Holdings, Inc.*	897	77,618
ServiceNow, Inc.*	149	66,552
Visa, Inc., Class A(a)	337	71,481
VMware, Inc., Class A	550	63,910

Total Information Technology		1,082,129

Materials — 3.8%
Dow, Inc.	1,149	61,138
DuPont de Nemours, Inc.	1,125	68,884
Ecolab, Inc.	439	72,510

Total Materials		202,532

Real Estate — 4.0%
Host Hotels & Resorts, Inc.	3,822	68,070
Invitation Homes, Inc.	1,891	73,806
VICI Properties, Inc.	2,221	75,936

Total Real Estate		217,812

Total Common Stocks
(Cost $5,993,477)		5,344,761

Short-Term Investment — 0.1%

Money Market Fund — 0.1%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 2.23%(b)
(Cost $2,837)	2,837	2,837

Total Investments — 99.9%
(Cost $5,996,314)		5,347,598
Other Assets and Liabilities, Net — 0.1%		5,448
Net Assets — 100.0%		$5,353,046

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $166,824; total market value of collateral held by the Fund was $164,593.
(b)	Reflects the 1-day yield at July 31, 2022.

Schedule of Investments – IQ Engender Equality ETF (continued)

July 31, 2022 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2022. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(c)
Common Stocks	$5,344,761	$–	$–	$5,344,761
Short-Term Investment:
Money Market Fund	2,837	–	–	2,837
Total Investments in Securities	$5,347,598	$–	$–	$5,347,598

(c)	For a complete listing of investments and their industries, see the Schedule of Investments.

For the period ended July 31, 2022 the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.